SEC REGISTRATION NOS.
                                                           811-6525 AND 33-44968


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-14


REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933

  PRE-EFFECTIVE  AMENDMENT  NO.  1


                          CALVERT MUNICIPAL FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                  CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND

                                 (301) 951-4800
                          (REGISTRANT'S TELEPHONE NUMBER)

                             4550 MONTGOMERY AVENUE
                                   SUITE 1000N
                            BETHESDA, MARYLAND  20814
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                            WILLIAM M. TARTIKOFF, ESQ.
                             4550 MONTGOMERY AVENUE
                                   SUITE 1000N
                            BETHESDA, MARYLAND  20814
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON APRIL 9, 2000 PURSUANT TO RULE 488.

      NO FILING FEE IS DUE FOR REGISTRANT BECAUSE OF RELIANCE ON SECTION 24(F).
                       (TITLE OF SECURITIES BEING REGISTERED)

                         FORM N-14 CROSS REFERENCE SHEET

PART  A.           INFORMATION  REQUIRED  IN  THE  PROSPECTUS


1. BEGINNING OF REGISTRATION STATEMENT AND
OUTSIDE FRONT COVER PAGE OF PROSPECTUS                COVER PAGE
2. BEGINNING AND OUTSIDE BACK COVER PAGE
OF PROSPECTUS                                       TABLE OF CONTENTS
3. FEE TABLE, SYNOPSIS INFORMATION AND
RISK FACTORS                                  SYNOPSIS; FUND EXPENSES
4. INFORMATION ABOUT THE TRANSACTIONS       SYNOPSIS; REASONS FOR THE
                                        REORGANIZATION; PROPOSED TRANSACTION;
                                        TAX CONSEQUENCES; INFORMATION ABOUT
                                        THE REORGANIZATION; COMPARATIVE
                                        INFORMATION ON SHAREHOLDER RIGHTS;
                                        INFORMATION ABOUT THE FUNDS
5. INFORMATION ABOUT THE REGISTRANT     SYNOPSIS; COMPARISON OF INVESTMENT
                                        POLICIES; INFORMATION ABOUT THE FUNDS;
                                        INVESTMENT OBJECTIVES AND POLICIES;
                                        ADVISORY FEES; DISTRIBUTION FEES AND
                                        EXPENSE RATIOS; PURCHASES; EXCHANGE
                                        PRIVILEGES; DISTRIBUTION PROCEDURES;
                                        REDEMPTION PROCEDURES; PROSPECTUS AND
                                        STATEMENT OF ADDITIONAL INFORMATION OF
                                   THE CALVERT NATIONAL MUNICIPAL INTERMEDIATE
                                        FUND (INCORPORATED BY REFERENCE)
6. INFORMATION ABOUT THE COMPANY BEING
ACQUIRED                                SYNOPSIS; COMPARISON OF INVESTMENT
                                        POLICIES; INFORMATION ABOUT THE FUNDS;
                                        INVESTMENT OBJECTIVES AND POLICIES;
                                        ADVISORY FEES, DISTRIBUTION FEES AND
                                        EXPENSE RATIOS; PURCHASES; EXCHANGE
                                        PRIVILEGES; DISTRIBUTION PROCEDURES;
                                        REDEMPTION PROCEDURES JOINT PROSPECTUS
                                       AND STATEMENT OF ADDITIONAL INFORMATION
                                        OF THE CALVERT MARYLAND MUNICIPAL
                                        INTERMEDIATE FUND AND CALVERT VIRGINIA
                                     MUNICIPAL INTERMEDIATE FUND (INCORPORATED
                                        BY REFERENCE)
7. VOTING INFORMATION                   VOTING INFORMATION; ADJOURNMENT
8. INTEREST OF CERTAIN PERSONS AND EXPERTS           INAPPLICABLE
9. ADDITIONAL INFORMATION REQUIRED FOR REOFFERING
BY PERSONS DEEMED TO BE UNDERWRITERS                 INAPPLICABLE


PART  B.     INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

10. COVER  PAGE                          COVER  PAGE
11. TABLE OF CONTENTS                    TABLE OF CONTENTS
12. ADDITIONAL INFORMATION ABOUT THE
REGISTRANT                              CALVERT NATIONAL MUNICIPAL
                                        INTERMEDIATE FUND PROSPECTUS AND
                                     STATEMENT OF ADDITIONAL INFORMATION
                                     DATED APRIL 30, 1999.
13. ADDITIONAL INFORMATION ABOUT THE
COMPANY BEING ACQUIRED                   INAPPLICABLE
14. FINANCIAL STATEMENTS                 FINANCIAL STATEMENTS

PART C.                  OTHER INFORMATION

15. INDEMNIFICATION                      INDEMNIFICATION
16. EXHIBITS                             EXHIBITS
17. UNDERTAKINGS                         UNDERTAKINGS

SIGNATURES

                                  [LETTERHEAD]


                                 APRIL __, 2000


DEAR  SHAREHOLDER,

I AM WRITING TO INFORM YOU OF THE UPCOMING JOINT SPECIAL MEETING OF SHAREHOLDERS OF THE CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND, AND TO REQUEST THAT YOU TAKE A FEW MINUTES TO READ THE ENCLOSED MATERIAL AND MAIL BACK THE PROXY VOTING CARD.

YOU ARE BEING ASKED TO VOTE ON A PROPOSAL TO MERGE YOUR FUND INTO CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND. THE BOARD OF DIRECTORS OF YOUR FUND, INCLUDING MYSELF, BELIEVE THIS CHANGE IS IN THE FUNDS' AND YOUR BEST INTEREST.

IN CONSIDERING THE SMALL SIZES OF THE BOTH FUNDS, IT IS BELIEVED THAT COMBINING BOTH FUNDS INTO ONE LARGER FUND WOULD ALLOW THE ASSETS TO BE MORE EFFICIENTLY MANAGED AND LEAD TO ENHANCED RETURNS. ACCORDINGLY, SUCH A COMBINATION WOULD BE BENEFICIAL TO SHAREHOLDERS. OF COURSE, IF THE MERGERS ARE APPROVED AND THE TRANSACTIONS CONSUMMATED, DISTRIBUTIONS OF THE COMBINED CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND WILL NOT BE EXEMPT FROM STATE-SPECIFIC INCOME TAX.

REGARDLESS OF THE NUMBER OF SHARES YOU OWN, IT IS IMPORTANT THAT YOU TAKE THE TIME TO READ THE ENCLOSED PROXY, AND COMPLETE AND MAIL YOUR VOTING CARD AS SOON AS YOU CAN. A POSTAGE PAID ENVELOPE IS ENCLOSED. IF FUND SHAREHOLDERS DO NOT RETURN THEIR PROXIES, THE FUNDS MAY HAVE TO INCUR THE EXPENSE OF ADDITIONAL SOLICITATIONS. ALL SHAREHOLDERS BENEFIT FROM THE SPEEDY RETURN OF PROXIES.

I APPRECIATE THE TIME YOU WILL TAKE TO REVIEW THIS IMPORTANT MATTER. THE Q&A ENCLOSED HEREIN WILL ASSIST YOU IN UNDERSTANDING THE PROPOSAL, HOWEVER, IF WE MAY BE OF ANY ASSISTANCE, PLEASE CALL US AT (800) 368-2750.

SINCERELY,


BARBARA  J.  KRUMSIEK
PRESIDENT

15

                          CALVERT MUNICIPAL FUND, INC.
                  CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND
                  CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND

                       4550 MONTGOMERY AVENUE, SUITE 1000N
                            BETHESDA, MARYLAND 20814

                 NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON APRIL __, 2000

NOTICE IS HEREBY GIVEN THAT A JOINT SPECIAL MEETING OF SHAREHOLDERS OF CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND, BOTH SERIES OF CALVERT MUNICIPAL FUND, INC., WILL BE HELD IN THE TENTH
FLOOR CONFERENCE ROOM OF CALVERT GROUP, LTD., AIR RIGHTS NORTH TOWER, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND
 AT 9:00 A.M. ON [DAY], APRIL __,  2000,  FOR  THE  FOLLOWING  PURPOSES:
I. TO CONSIDER AND ACT ON AN AGREEMENT AND PLAN OF REORGANIZATION, DATED MARCH 10, 2000, PROVIDING FOR THE TRANSFER OF SUBSTANTIALLY ALL OF THE ASSETS OF BOTH THE CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND (COLLECTIVELY, THE "FUNDS") TO AND THE ASSUMPTION OF CERTAIN IDENTIFIED LIABILITIES OF THE FUNDS BY CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND, ALSO A SERIES OF CALVERT MUNICIPAL FUND, INC., IN EXCHANGE FOR SHARES OF CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND.

II. TO TRANSACT ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR ADJOURNMENTS THEREOF.

SHAREHOLDERS OF RECORD AT THE CLOSE OF BUSINESS ON APRIL __, 2000, ARE ENTITLED TO NOTICE OF AND TO VOTE AT THIS MEETING OR ANY ADJOURNMENT THEREOF.

BY  ORDER  OF  THE  BOARD  OF  DIRECTORS,



WILLIAM  M.  TARTIKOFF,  ESQ.
SECRETARY


APRIL  __,  2000


PLEASE EXECUTE THE ENCLOSED PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE, THUS ENABLING THE FUNDS TO AVOID UNNECESSARY EXPENSE AND DELAY. YOUR VOTE IS EXTREMELY IMPORTANT, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. THE PROXY IS REVOCABLE AND WILL NOT AFFECT YOUR RIGHT TO VOTE IN PERSON IF YOU ATTEND THE SPECIAL MEETING.

                               IMPORTANT NOTICE TO
                  CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND
                  CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND

                               QUESTIONS & ANSWERS

PLEASE READ THE COMPLETE TEXT OF THE ENCLOSED PROSPECTUS/PROXY STATEMENT. FOR YOUR CONVENIENCE, WE HAVE PROVIDED A BRIEF OVERVIEW OF THE MATTERS TO BE VOTED UPON. YOUR VOTE IS IMPORTANT. IF YOU HAVE ANY QUESTIONS REGARDING THE PROPOSAL, PLEASE CALL US AT 800-368-2745. WE APPRECIATE YOU INVESTING WITH CALVERT GROUP, AND LOOK FORWARD TO A CONTINUING RELATIONSHIP.

Q.     WHY  AM  I  RECEIVING  A  PROXY  STATEMENT?

A. CALVERT MUNICIPAL FUND, INC. IS SEEKING YOUR APPROVAL OF A MERGER OF THE SHARES OF ITS SERIES - CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND (HEREAFTER, TOGETHER THE "STATE MUNICIPAL FUNDS") INTO CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND, ALSO A SERIES OF CALVERT MUNICIPAL FUND, INC. (THE "NATIONAL MUNICIPAL FUND").

Q.     WHAT  ARE  THE  EFFECTS  OF  THIS  MERGER?

A. THE MERGER WILL AFFECT THE STATE MUNICIPAL FUNDS IN THAT ALL OF THE ASSETS OF THE STATE MUNICIPAL FUNDS WILL BE TRANSFERRED TO THE NATIONAL MUNICIPAL FUND. IN TURN, YOU WILL RECEIVE SHARES OF THE NATIONAL MUNICIPAL FUND.

     THROUGH THE MERGER, THE SURVIVING NATIONAL MUNICIPAL FUND IS EXPECTED TO ALLOW THE ASSETS OF THE STATE MUNICIPAL FUNDS TO BE MORE EFFICIENTLY MANAGED SO AS TO REDUCE EXPENSES AND ENHANCE RETURNS WHILE CONTINUING TO BE MANAGED UNDER SIMILAR INVESTMENT OBJECTIVES AND POLICIES.

Q.     IS  THERE  A  CHANGE  IN  THE  MANAGEMENT  OF  THESE  FUNDS?

A. NO. CALVERT ASSET MANAGEMENT COMPANY, INC. WILL CONTINUE TO MANAGE THE PORTFOLIO OF THE NATIONAL MUNICIPAL FUND JUST AS IT HAS MANAGED THE STATE MUNICIPAL FUNDS TO DATE.

Q.     ARE  THERE  DIFFERENCES  IN  THE  INVESTMENT  OBJECTIVE  OF  THE  FUNDS?

A. THE STATE MUNICIPAL FUNDS' INVESTMENT OBJECTIVE IS "TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL AND SPECIFIC STATE INCOME TAXES" WHEREAS THE NATIONAL MUNICIPAL FUND'S INVESTMENT OBJECTIVE IS "TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES". ACCORDINGLY, THE MAIN DIFFERENCE BETWEEN THE INVESTMENT OBJECTIVES OF THE FUNDS IS THAT THE NATIONAL MUNICIPAL FUND'S GOAL IS TO SEEK INTEREST INCOME EXEMPT FROM ONLY FEDERAL INCOME TAX SO THAT DISTRIBUTIONS OF THE COMBINED NATIONAL MUNICIPAL FUND WILL NOT BE EXEMPT FROM STATE-SPECIFIC INCOME TAX.

Q. HOW DO THE EXPENSE STRUCTURES AND FEES OF THE FUNDS COMPARE? IS THERE A BENEFIT TO ME?

A. THE BOARD EXPECTS THAT THE MERGER WILL ALLOW THE NATIONAL MUNICIPAL FUND TO ACHIEVE CERTAIN LIMITED ECONOMIES OF SCALE FROM THE COMBINED ASSET SIZE OF THE FUNDS AND THE POTENTIALLY LOWER OPERATING EXPENSES EVEN THOUGH THE SAME EXPENSE STRUCTURE AND FEES ARE IN EFFECT FOR EACH OF THE FUNDS.

Q.     WHAT  WILL  BE  THE  NAME  OF  THE  SURVIVING  FUND AFTER THE MERGERS ARE
COMPLETE?

A. CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND WILL BE THE FUND TO SURVIVE THE MERGER.

Q.     WHAT  WILL  BE  THE  SIZE  OF  THE  SURVIVING  FUND  AFTER  THE  MERGER?

A. IF THE PROPOSAL PRESENTED IN THE PROXY STATEMENT IS APPROVED, THE COMBINED NATIONAL MUNICIPAL FUND IS EXPECTED TO HAVE APPROXIMATELY $82 MILLION IN ASSETS.

Q.     WHAT  ARE  THE  FEDERAL  TAX  IMPLICATIONS  OF  THE  MERGER?

A. THE MERGER WILL NOT BE A TAXABLE EVENT (I.E., NO GAIN OR LOSS WILL BE RECOGNIZED) TO ANY FUNDS OR TO YOU AS A SHAREHOLDER OF ANY OF THE FUNDS.

Q. WHAT IF THERE ARE NOT ENOUGH VOTES TO REACH A QUORUM BY THE SCHEDULED SPECIAL SHAREHOLDER MEETING DATE?

A. IF ENOUGH SHAREHOLDERS DO NOT VOTE, WE WILL NEED TO TAKE FURTHER ACTION. WE MAY CONTACT YOU BY MAIL, TELEPHONE, FACSIMILE, OR BY PERSONAL INTERVIEW. THEREFORE, WE ENCOURAGE YOU TO VOTE AS SOON AS YOU REVIEW THE ENCLOSED PROXY MATERIALS IN ORDER TO AVOID ADDITIONAL MAILINGS, TELEPHONE CALLS OR OTHER SOLICITATIONS.

Q. IF THE PROPOSAL IS NOT APPROVED FOR A FUND, WILL CALVERT PROPOSE LIQUIDATING THAT FUND?

A. IF THE PROPOSAL TO MERGE A FUND IS NOT APPROVED, THE BOARD WILL CONSIDER OTHER OPTIONS INCLUDING A PROPOSAL TO LIQUIDATE THE FUND.

Q. HOW WILL YOU DETERMINE THE NUMBER OF SHARES OF THE NATIONAL MUNICIPAL FUND THAT I WILL RECEIVE?

A. THE CLOSING DATE IS APRIL __, 2000. AS OF 4:00 P.M. EASTERN TIME ON THE CLOSING DATE, YOU WILL RECEIVE THAT NUMBER OF FULL AND FRACTIONAL NATIONAL MUNICIPAL FUND SHARES EQUAL IN VALUE TO THE SHARES YOU HOLD IN ANY OF THE STATE MUNICIPAL FUNDS ON THAT DATE.

Q. WHAT IMPACT WILL THE MERGER HAVE ON THE SHARE PRICE OF CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND?

A. THE NET ASSET VALUE PER SHARE OF THE NATIONAL MUNICIPAL FUND WILL NOT BE CHANGED BY THE MERGER.

Q.     WHO  IS  PAYING  FOR  EXPENSES  RELATED  TO  THE  SHAREHOLDERS  MEETING?

A. BOTH OF THE STATE MUNICIPAL FUNDS WILL PAY A PRO RATA SHARE FOR THOSE EXPENSES RELATING TO THE SHAREHOLDER MEETING.

Q.     HOW DO THE BOARD OF DIRECTORS OF THE STATE MUNICIPAL FUNDS SUGGEST THAT I
VOTE?

A. AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF THE STATE MUNICIPAL FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE ITEM PROPOSED ON THE ENCLOSED PROXY CARD.

Q.     WHAT  ARE  MY  OTHER  INVESTMENT  ALTERNATIVES?

A.     ADDITIONAL  EQUITY  FUNDS  ARE AVAILABLE THROUGH CALVERT GROUP BY CALLING
(800)  368-2745  FOR  MORE  INFORMATION.

Q.     HOW  DO  I  VOTE  MY  SHARES?

A.     YOU  CAN  VOTE  YOUR  SHARES BY COMPLETING AND SIGNING THE ENCLOSED PROXY
CARD, AND MAILING IT IN THE ENCLOSED POSTAGE PAID ENVELOPE. IF YOU NEED ANY ASSISTANCE, OR HAVE ANY QUESTIONS REGARDING THE PROPOSAL OR HOW TO VOTE YOUR
SHARES,  PLEASE  CALL  US  AT  (800)  368-2745.

Q.     WILL  MY  VOTE  MAKE  A  DIFFERENCE?

A. YOUR VOTE IS NEEDED TO ENSURE THAT THE PROPOSALS CAN BE ACTED UPON. YOUR IMMEDIATE RESPONSE ON THE ENCLOSED PROXY CARD WILL HELP SAVE ON THE COSTS OF ANY FURTHER SOLICITATIONS FOR A SHAREHOLDER VOTE. WE ENCOURAGE ALL SHAREHOLDERS TO PARTICIPATE IN THE GOVERNANCE OF THE STATE MUNICIPAL FUNDS.

Q.     HOW  WILL  THIS  AFFECT  MY  ACCOUNT?

A. YOU CAN EXPECT THE SAME LEVEL OF MANAGEMENT EXPERTISE AND HIGH-QUALITY SHAREHOLDER SERVICE YOU'VE GROWN ACCUSTOMED TO.

Q.     HOW  DO  I  SIGN  THE  PROXY  CARD?

A. VOTING INSTRUCTION FORMS MUST BE EXECUTED PROPERLY. WHEN FORMS ARE NOT SIGNED AS REQUIRED BY LAW, YOU AND THE FUND MUST UNDERTAKE THE TIME AND EXPENSE TO TAKE STEPS TO VALIDATE YOUR VOTE. THE FOLLOWING GUIDE WAS PREPARED TO HELP YOU CHOOSE THE PROPER FORMAT FOR SIGNING YOUR FORM:

1. INDIVIDUAL ACCOUNTS: YOUR NAME SHOULD BE SIGNED EXACTLY AS IT APPEARS IN THE REGISTRATION ON THE VOTING INSTRUCTION FORM.

2. JOINT ACCOUNTS: EITHER PARTY MAY SIGN, BUT THE NAME OF THE PARTY SIGNING SHOULD CONFORM EXACTLY TO A NAME SHOWN IN THE REGISTRATION.

3. ALL OTHER ACCOUNTS SHOULD SHOW THE CAPACITY OF THE INDIVIDUAL SIGNING. THIS CAN BE SHOWN EITHER IN THE FORM OF THE ACCOUNT REGISTRATION ITSELF OR BY THE INDIVIDUAL EXECUTING THE VOTING INSTRUCTION FORM. FOR EXAMPLE:

     REGISTRATION                         VALID  SIGNATURE

     A.
1)    SAVE  THE  EARTH  CORP.     JANE  Q.  NATURE,  TREASURER

2)    SAVE  THE  EARTH  CORP.     JANE  Q.  NATURE,  TREASURER
        C/O  JANE  Q.  NATURE,  TREASURER

B.
1)    SAVE  THE  EARTH  CORP.     JON  B.  GOODHEALTH,  TRUSTEE
       PROFIT  SHARING  PLAN

2)    SAVE  THE  EARTH  TRUST     JON  B.  GOODHEALTH,  TRUSTEE

3)    JON  B.  GOODHEALTH,  TRUSTEE     JON  B.  GOODHEALTH,  TRUSTEE
        U/T/D  5/1/78

C.
1)     DAVID  SMITH,  CUST.     DAVID  SMITH
        F/B/O  JASON  SMITH  UGMA


       VOTING BY MAIL IS QUICK AND EASY. EVERYTHING YOU NEED IS ENCLOSED.

                 PROSPECTUS AND PROXY STATEMENT - APRIL __, 2000

                        ACQUISITION OF THE ASSETS OF THE
                  CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND
                  CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND

  BY AND IN EXCHANGE FOR SHARES OF CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
        4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814,  (800) 368-2745


THIS PROSPECTUS AND PROXY STATEMENT RELATES TO THE PROPOSED TRANSFER OF ALL THE ASSETS AND SUBSTANTIALLY ALL OF THE LIABILITIES OF CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND (TOGETHER, THE "STATE MUNICIPAL FUNDS") TO CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND ("NATIONAL MUNICIPAL FUND")(COLLECTIVELY, "THE FUNDS") IN EXCHANGE FOR SHARES OF NATIONAL MUNICIPAL FUND. FOLLOWING THE TRANSFER, NATIONAL MUNICIPAL FUND SHARES WILL BE DISTRIBUTED TO SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS IN LIQUIDATION OF THE STATE MUNICIPAL FUNDS, AND THE STATE MUNICIPAL FUNDS WILL BE DISSOLVED. AS A RESULT OF THE PROPOSED TRANSACTION, EACH SHAREHOLDER OF THE STATE MUNICIPAL FUNDS WILL RECEIVE THAT NUMBER OF NATIONAL MUNICIPAL FUND SHARES EQUAL IN VALUE AT THE DATE OF THE EXCHANGE TO THE VALUE OF SUCH SHAREHOLDER'S RESPECTIVE SHARES OF THE STATE MUNICIPAL FUNDS. THE TRANSACTION WILL OCCUR FOR EACH STATE MUNICIPAL FUND IF SHAREHOLDERS VOTE IN FAVOR OF THE PROPOSED TRANSFER.

NATIONAL MUNICIPAL FUND IS A SERIES OF CALVERT MUNICIPAL FUND, INC. ("CALVERT") WHICH IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY. THE NET ASSETS OF NATIONAL MUNICIPAL FUND WERE [$___] AS OF MARCH 31, 2000. ITS INVESTMENT OBJECTIVE IS TO SEEK TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF
CAPITAL,  AND  CERTAIN  QUALITY  AND  MATURITY  CHARACTERISTICS.

BOTH STATE MUNICIPAL FUNDS ARE ALSO SERIES OF CALVERT MUNICIPAL FUND, INC. AS OF MARCH 31, 2000, THE NET ASSETS OF THE FUNDS WERE [$_____] FOR THE MARYLAND MUNICIPAL FUND AND [$_____] FOR THE VIRGINIA MUNICIPAL FUND. THE STATE MUNICIPAL FUNDS' HAVE THE SAME INVESTMENT OBJECTIVE OF THE NATIONAL MUNICIPAL FUND TO THE EXTENT THAT THEY ALL SEEK INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX; HOWEVER, THE NATIONAL MUNICIPAL FUND WILL NOT SEEK AND ITS DISTRIBUTIONS WILL NOT BE EXEMPT FROM SPECIFIC STATE INCOME TAXES.

THE NATIONAL MUNICIPAL FUND AND THE STATE MUNICIPAL FUNDS EACH HAVE A 2.75% MAXIMUM SALES CHARGE. THE SALES CHARGE IS ADDED TO THE PURCHASE PRICE OF SHARES, BUT WILL NOT BE APPLIED TO SHARES ISSUED IN THE REORGANIZATION (SEE "PURCHASE PROCEDURES"). EACH OF THE FUNDS HAS A DISTRIBUTION PLAN THAT PERMITS IT TO PAY CERTAIN EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF ITS SHARES. CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS THE INVESTMENT ADVISOR FOR THE NATIONAL MUNICIPAL FUND AND THE STATE MUNICIPAL FUNDS.

THIS PROSPECTUS AND PROXY STATEMENT IS EXPECTED TO BE MAILED TO SHAREHOLDERS OF RECORD ON OR ABOUT APRIL __, 2000.

THIS PROSPECTUS AND PROXY STATEMENT, WHICH SHOULD BE RETAINED FOR FUTURE REFERENCE, SETS FORTH CONCISELY THE INFORMATION ABOUT NATIONAL MUNICIPAL FUND THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. THIS PROSPECTUS AND PROXY STATEMENT IS ACCOMPANIED BY THE PROSPECTUS OF THE NATIONAL MUNICIPAL FUND DATED APRIL 30, 1999 (INSOFAR AS IT RELATES TO THE NATIONAL MUNICIPAL FUND) AND IS INCORPORATED HEREIN BY REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1999, CONTAINING ADDITIONAL INFORMATION, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS
PROSPECTUS AND PROXY STATEMENT. A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION MAY BE OBTAINED WITHOUT CHARGE BY WRITING THE FUNDS AT 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814, OR BY CALLING (800) 368-2745.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE  SHARES  OFFERED  BY THIS PROSPECTUS AND PROXY STATEMENT ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUNDS, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.

                                TABLE OF CONTENTS


                                                          PAGE
     SUMMARY     __
     REASONS  FOR  THE  REORGANIZATION     __
     PERFORMANCE CHARTS     __
     EXPENSE  COMPARISONS     __
     FINANCIAL  HIGHLIGHTS     __
     COMPARISON  OF  INVESTMENT  POLICIES     __
     INFORMATION  ABOUT  THE  REORGANIZATION     __
     ABOUT CALVERT GROUP     __
     COMPARATIVE  INFORMATION  ON  SHAREHOLDER  RIGHTS     __
     INFORMATION  ABOUT  THE  FUNDS     __
     VOTING  INFORMATION     __
     ADJOURNMENT     __
     EXHIBIT  A  -  AGREEMENT  AND  PLAN  OF  REORGANIZATION     __

                                     SUMMARY

REASONS FOR THE REORGANIZATION. THE BOARD OF DIRECTORS OF CALVERT MUNICIPAL FUND, INC. (THE "DIRECTORS") BELIEVE THAT THE PROPOSED REORGANIZATION WOULD BE IN THE BEST INTERESTS OF THE SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS IN CONSIDERING VARIOUS ISSUES CONNECTED WITH THE SMALL SIZE OF THE PORTFOLIOS FOR BOTH OF THE STATE MUNICIPAL FUNDS. BY COMBINING THE FUNDS, THE ASSETS OF THE STATE MUNICIPAL FUNDS COULD BE MORE EFFICIENTLY MANAGED SO AS TO REDUCE EXPENSES AND ENHANCE RETURNS. ACCORDINGLY, IT HAS BEEN DETERMINED THAT IT WOULD BE BENEFICIAL TO THE STATE MUNICIPAL FUNDS' SHAREHOLDERS TO COMBINE INTO A LARGER MUNICIPAL FUND PORTFOLIO WITH RELATIVELY SIMILAR INVESTMENT OBJECTIVES AND POLICIES. THE NATIONAL MUNICIPAL FUND HAS AT LEAST FOUR (4) TIMES THE NET ASSETS OF BOTH INDIVIDUAL STATE MUNICIPAL FUNDS. ON MARCH 31, 2000, THE NATIONAL MUNICIPAL FUND HAD NET ASSETS OF [$58 MILLION] COMPARED TO THE NET ASSETS OF
[$9.9 MILLION] FOR THE MARYLAND MUNICIPAL FUND AND [$14.3 MILLION] FOR THE VIRGINIA MUNICIPAL FUND.

TO THIS END, THE DIRECTORS RECOMMEND THAT SHAREHOLDERS OF BOTH STATE MUNICIPAL FUNDS APPROVE THE PROPOSED MERGER OF THEIR FUNDS INTO THE NATIONAL MUNICIPAL FUND BECAUSE ALL PORTFOLIOS INVEST SOLELY IN MUNICIPAL OBLIGATIONS AND ARE MANAGED BY THE SAME PORTFOLIO MANAGER. THE NATIONAL MUNICIPAL FUND HOPES TO PRESERVE THE ASSETS OF THE STATE MUNICIPAL FUNDS WHILE IMPROVING THE ECONOMIES OF SCALE OF EACH PORTFOLIO. SEE "EXPENSE COMPARISONS" BELOW.

IN DETERMINING WHETHER TO RECOMMEND APPROVAL OF THE REORGANIZATION TO SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS, THE DIRECTORS CONSIDERED A NUMBER OF FACTORS, INCLUDING, BUT NOT LIMITED TO: (I) THE CAPABILITIES AND RESOURCES OF THE NATIONAL MUNICIPAL FUND, THE ADVISOR AND OTHER SERVICE PROVIDERS IN THE AREAS OF INVESTMENT, MARKETING, AND SHAREHOLDER SERVICES; (II) THE EXPENSES AND ADVISORY FEES APPLICABLE TO THE STATE MUNICIPAL FUNDS AND THE NATIONAL MUNICIPAL FUND BEFORE THE REORGANIZATION AND THE ESTIMATED EXPENSE RATIOS OF THE NATIONAL MUNICIPAL FUND AFTER THE REORGANIZATION; (III) THE COMPARATIVE INVESTMENT PERFORMANCE OF EACH STATE MUNICIPAL FUND AND THE NATIONAL MUNICIPAL FUND; (IV) THE TERMS AND CONDITIONS OF THE AGREEMENT AND PLAN OF REORGANIZATION AND WHETHER THE REORGANIZATION WOULD RESULT IN DILUTION OF A STATE MUNICIPAL FUND'S SHAREHOLDER INTERESTS; (V) THE ECONOMIES OF SCALE POTENTIALLY REALIZABLE THROUGH THE COMBINATION OF THE FUNDS; (VI) THE IDENTICAL SERVICE FEATURES AVAILABLE TO SHAREHOLDERS OF THE FUNDS; (VII) THE COSTS ESTIMATED TO BE INCURRED TO COMPLETE THE REORGANIZATION; (VIII) THE FUTURE GROWTH PROSPECTS OF THE STATE MUNICIPAL FUNDS; AND (IX) THE ANTICIPATED TAX CONSEQUENCES OF THE REORGANIZATION.

IN  THIS  REGARD,  THE  DIRECTORS  REVIEWED  INFORMATION PROVIDED BY THE ADVISOR
RELATING TO THE ANTICIPATED IMPACT TO THE SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS AS A RESULT OF THE REORGANIZATION. THE DIRECTORS CONSIDERED THE PROBABILITY THAT THE INCREASE IN ASSET LEVELS OF THE COMBINED FUND AFTER THE REORGANIZATION IS EXPECTED TO RESULT IN REDUCED PER SHARE EXPENSES AND ACHIEVEMENT OF ECONOMIES OF SCALE, ALTHOUGH THERE CAN, OF COURSE, BE NO ASSURANCES IN THIS REGARD. COMBINING THE NET ASSETS OF THE STATE MUNICIPAL FUNDS WITH THE ASSETS OF THE NATIONAL MUNICIPAL FUND SHOULD LEAD TO A MODEST REDUCTION AT FIRST OF TOTAL OPERATING EXPENSES FOR SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS ON A PER SHARE BASIS, BY ALLOWING FIXED AND RELATIVELY FIXED COSTS, SUCH AS ACCOUNTING, LEGAL AND PRINTING EXPENSES, AND SERVICE FEES TO BE SPREAD OVER A LARGER ASSET BASE. MANAGEMENT ANTICIPATES THAT THE REORGANIZATION WOULD HAVE A DE MINIMIS YET SIMILARLY BENEFICIAL EFFECT UPON CURRENT SHAREHOLDERS OF THE NATIONAL MUNICIPAL FUND.

IN EVALUATING THE BENEFITS OF THE PROPOSED TRANSACTION, THE DIRECTORS ALSO CONSIDERED THE EFFECT OF THE LOSS OF A PORTION OF THE CAPITAL LOSS CARRYFORWARDS THAT MIGHT BE AVAILABLE TO EACH OF THE STATE MUNICIPAL FUNDS. MANAGEMENT HAS DETERMINED THAT THE BENEFITS OF THE PROPOSED REORGANIZATION OUTWEIGH THE UNCERTAIN POTENTIAL DETRIMENT RESULTING FROM POSSIBLE CONSTRAINTS IN THE USE OF CAPITAL LOSS CARRYFORWARDS. SEE "INFORMATION ABOUT THE REORGANIZATION."

PROPOSED TRANSACTION. THE DIRECTORS HAVE AUTHORIZED THE FUNDS TO ENTER INTO AN AGREEMENT AND PLAN OF REORGANIZATION (THE "AGREEMENT" OR "PLAN") PROVIDING FOR THE TRANSFER OF ALL THE ASSETS AND SUBSTANTIALLY ALL OF THE LIABILITIES OF THE STATE MUNICIPAL FUNDS TO THE NATIONAL MUNICIPAL FUND IN EXCHANGE FOR LIKE SHARES OF THE NATIONAL MUNICIPAL FUND. FOLLOWING THE TRANSFER, NATIONAL MUNICIPAL FUND SHARES WILL BE DISTRIBUTED TO THE RESPECTIVE SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS IN LIQUIDATION OF BOTH OF THE STATE MUNICIPAL FUNDS, AND EACH OF THE STATE MUNICIPAL FUNDS WILL BE DISSOLVED. AS A RESULT OF THE PROPOSED TRANSACTION, EACH SHAREHOLDER OF THE STATE MUNICIPAL FUNDS WILL RECEIVE THAT NUMBER OF FULL AND FRACTIONAL NATIONAL MUNICIPAL FUND SHARES EQUAL IN VALUE AT THE DATE OF THE EXCHANGE TO THE VALUE OF SUCH SHAREHOLDER'S SHARES OF THE RESPECTIVE STATE MUNICIPAL FUND. FOR THE REASONS STATED ABOVE, THE DIRECTORS, INCLUDING THE INDEPENDENT DIRECTORS, HAVE CONCLUDED THAT THE REORGANIZATION WOULD BE IN THE BEST INTERESTS OF THE SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS AND RECOMMEND SHAREHOLDER APPROVAL.

TAX CONSEQUENCES. THE PLAN IS CONDITIONED UPON RECEIPT BY THE STATE MUNICIPAL FUNDS OF AN OPINION OF COUNSEL THAT NO GAIN OR LOSS WILL BE RECOGNIZED BY THE STATE MUNICIPAL FUNDS OR THE STATE MUNICIPAL FUNDS' SHAREHOLDERS AS A RESULT OF THE REORGANIZATION. THE TAX BASIS OF NATIONAL MUNICIPAL FUND SHARES RECEIVED BY A SHAREHOLDER WILL BE THE SAME AS THE TAX BASIS OF THE SHAREHOLDER'S STATE MUNICIPAL FUND SHARES. IN ADDITION, THE TAX BASIS OF THE STATE MUNICIPAL FUNDS' ASSETS IN THE HANDS OF NATIONAL MUNICIPAL FUND AS A RESULT OF THE REORGANIZATION WILL BE THE SAME AS THE TAX BASIS OF SUCH ASSETS IN THE HANDS OF THE STATE MUNICIPAL FUNDS PRIOR TO THE REORGANIZATION. SEE "INFORMATION ABOUT THE REORGANIZATION."

INVESTMENT POLICIES. SHAREHOLDERS SHOULD CONSIDER THE DIFFERENCES IN INVESTMENT POLICIES BETWEEN THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND. WHILE ALL OF THE FUNDS SEEK THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL, AND THE STATED QUALITY AND MATURITY CHARACTERISTICS, THE STATE MUNICIPAL FUNDS ALSO SEEK INTEREST INCOME EXEMPT FROM SPECIFIC STATE INCOME TAXES. THUS, THE FOCUS OF EACH INVESTMENT PORTFOLIO AND THE PORTFOLIO COMPOSITION OF EACH FUND IS DIFFERENT, AND IN FACT, THE RESULTING TAX TREATMENT MAY DIFFER BASED UPON THE EXTENT THAT INTEREST DIVIDENDS ARE NO LONGER SOLELY DERIVED FROM EARNINGS ATTRIBUTABLE TO MUNICIPAL OBLIGATIONS OF A PARTICULAR STATE.

PURCHASES. SHARES OF THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND ARE SOLD ON A CONTINUOUS BASIS AT NET ASSET VALUE PLUS THE APPROPRIATE SALES CHARGE WHICH IS SUBJECT TO REDUCTION BY RIGHT OF ACCUMULATION, GROUP PURCHASE, AND LETTER OF INTENT. EMPLOYEE PURCHASES AND CERTAIN PLANS QUALIFIED UNDER THE OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE "CODE") MAY PURCHASE SHARES WITH NO SALES CHARGE, AND ALL FUND SHAREHOLDERS MAY REINVEST DIVIDENDS WITHOUT PAYING A SALES CHARGE. SHARES ISSUED IN THE REORGANIZATION WILL NOT BE ASSESSED ANY SALES CHARGE.

SALES CHARGES. THE FUNDS' SHARES ARE OFFERED AT NET ASSET VALUE PLUS A FRONT-END SALES CHARGE AS FOLLOWS:

AMOUNT  OF     AS  A  %  OF     AS  A  %  OF
INVESTMENT     OFFERING     NET  AMOUNT
     PRICE     INVESTED

LESS  THAN  $50,000     2.75%     2.83%
$50,000  BUT  LESS  THAN  $100,000     2.25%     2.30%
$100,000  BUT  LESS  THAN  $250,000     1.75%     1.78%
$250,000  BUT  LESS  THAN  $500,000     1.25%     1.27%
$500,000  BUT  LESS  THAN  $1,000,000     1.00%     1.01%
$1,000,000  AND  OVER     NONE*     NONE*

*PURCHASES OF SHARES AT NET ASSET VALUE FOR ACCOUNTS WITH $1,000,000 OR MORE ARE SUBJECT TO A ONE YEAR CONTINGENT DEFERRED SALES CHARGE OF 1.00%.

THE MINIMUM INITIAL INVESTMENT IN EACH FUND IS $2,000 AND THE MINIMUM SUBSEQUENT INVESTMENT IS $250 (EXCEPT IN THE CASE OF CERTAIN RETIREMENT PLANS).

EXCHANGE PRIVILEGES. SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND MAY EXCHANGE FUND SHARES FOR SHARES OF A VARIETY OF OTHER CALVERT FUNDS. EACH SUCH EXCHANGE REPRESENTS A SALE OF FUND SHARES, WHICH MAY PRODUCE A GAIN OR LOSS FOR TAX PURPOSES. THERE IS NO ADDITIONAL CHARGE FOR EXCHANGES.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY WHEN CALVERT GROUP IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (I.E., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

EACH FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASES OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTEREST OF INVESTORS, EACH FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND RESERVE THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

DISTRIBUTION PROCEDURES. THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND DISTRIBUTE DIVIDENDS MONTHLY AND PAY OUT THEIR NET REALIZED CAPITAL GAINS (IF
ANY) ONCE EACH YEAR. SHAREHOLDERS OF THE FUNDS MAY REINVEST DISTRIBUTIONS. YOUR EXISTING ELECTION IN THE STATE MUNICIPAL FUNDS WITH RESPECT TO DIVIDENDS AND/OR CAPITAL GAINS WILL BE CONTINUED WITH RESPECT TO THE SHARES OF NATIONAL MUNICIPAL FUND YOU ACQUIRE IN CONNECTION WITH THE REORGANIZATION UNLESS YOU NOTIFY THE NATIONAL MUNICIPAL FUND OF A NEW ELECTION.

REDEMPTION PROCEDURES. AT ANY TIME AND IN ANY AMOUNT, SHARES OF THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND MAY BE REDEEMED BY SENDING A LETTER OF INSTRUCTION, INCLUDING YOUR NAME, ACCOUNT AND FUND NUMBER, THE NUMBER OF SHARES OR DOLLAR AMOUNT, AND WHERE YOU WANT THE MONEY TO BE SENT. THIS LETTER OF INSTRUCTION MUST BE SIGNED BY ALL REQUIRED AUTHORIZED SIGNERS. FURTHER DOCUMENTATION MAY BE REQUIRED FROM CORPORATIONS, FIDUCIARIES, PENSION PLANS AND INSTITUTIONAL INVESTORS.

SHARES  MAY  ALSO  BE  REDEEMED  BY  TELEPHONE OR THROUGH BROKERS. THE FUNDS MAY
IMPOSE A CHARGE OF $5 FOR WIRE TRANSFERS OF LESS THAN $1,000. THE FUNDS MAY, AFTER 30 DAYS' NOTICE, CLOSE YOUR ACCOUNTS IF THE ACCOUNT FALLS BELOW $1,000 AND THE BALANCE IS NOT BROUGHT UP TO THE REQUIRED MINIMUM AMOUNT.

                                PERFORMANCE CHARTS

THE BAR CHARTS AND TABLES BELOW SHOW EACH FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE INFORMATION PROVIDES SOME INDICATION OF THE RISKS OF INVESTING IN EACH FUND BY SHOWING CHANGES IN EACH FUND'S PERFORMANCE FROM YEAR-TO-YEAR AND BY SHOWING HOW AVERAGE ANNUAL RETURNS COMPARE WITH THOSE OF A BROAD MEASURE OFMARKET PERFORMANCE. THE TABLE COMPARES EACH FUND'S PERFORMANCE OVER TIME TO THAT OF THE LEHMAN MUNICIPAL 10 YEAR BOND INDEX TR. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF BOND PRICES. IT ALSO SHOWS EACH FUND'S RETURNS COMPARED TO COMPARABLE LIPPER MUNICIPAL DEBT FUNDS INDEXES OR AVERAGES, A COMPOSITE OF THEANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE RESPECTIVE FUND. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW ANY FUND WILL PERFORM IN THE FUTURE.

THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX OR AVERAGE USED FOR COMPARISON IN THE TABLE.

Bar Chart with Year-by-Year Total Return for National
(Class A return at NAV)
1995____
1996 ____%
1997 ____%
1998 ____%
1999 ____%

Best Quarter (of periods shown) Q__'__ ____
Worst Quarter (of periods shown) Q__'__ ____

Average Annual Total Returns (as of 12-31-99)
(with maximum sales charge deducted)

         1 year 5 years 10 years
National, Class A ____ ____ N/A
National, Class B N/A   N/A   N/A
National, Class C N/A   N/A   N/A
Lehman Municipal Bond 10 year
   Index TR      ____% ____% ____%
Lipper Other States Municipal Debt
   Funds Index   ____% ____% ____%

Bar Chart with Year-by-Year Total Return for Maryland
(Class A return at NAV)
1995 ____%
1996 ____%
1997 ____%
1998 ____%
1999 ____%

Best Quarter (of periods shown)  Q__'__ ____%
Worst Quarter (of periods shown) Q__'__ ____%

Average Annual Total Returns (as of 12-31-99)
(with maximum sales charge deducted)

 1 year  5 years  10 years
Maryland, Class A ____% ____%  N/A
Maryland, Class B N/A   N/A    N/A
Maryland, Class C N/A   N/A    N/A
Lehman Municipal Bond 10 year
  Index TR       ____% ____% ____%
Lipper Other States Municipal Debt
  Funds Index    ____% ____% ____%

Bar Chart with Year-by-Year Total Return for Virginia
(Class A return at NAV)
1995 ____%
1996 ____%
1997 ____%
1998 ____%
1999 ____%

Best Quarter (of periods shown)  Q__'__ ____%
Worst Quarter (of periods shown) Q__'__ ____%

Average Annual Total Returns (as of 12-31-99)
(with maximum sales charge deducted)

           1 year   5 years  10 years
Virginia, Class A ____%   ____%    N/A
Virginia, Class B N/A     N/A      N/A
Virginia, Class C N/A     N/A      N/A
Lehman Municipal Bond 10 year
      Index TR   ____%   ____%  ____%
Lipper Other States Municipal Debt
     Funds Index ____%   ____%  ____%

                               EXPENSE COMPARISONS

     NATIONAL  MUNICIPAL  FUND
     -------------------------
     SHAREHOLDER  FEES
     MAXIMUM  SALES  CHARGE  (LOAD)  IMPOSED  ON  PURCHASES  (AS A PERCENTAGE OF
OFFERING  PRICE)     2.75%

     MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)     NONE1
     ANNUAL  FUND  OPERATING  EXPENSES2
     MANAGEMENT  FEES     0.70%

     DISTRIBUTION  AND  SERVICE  (12B-1)  FEES     0.00%
     OTHER  EXPENSES3     0.__%
     TOTAL  ANNUAL  FUND  OPERATING  EXPENSES     0.__%

     MARYLAND  MUNICIPAL  FUND
     -------------------------
     SHAREHOLDER  FEES
     MAXIMUM  SALES  CHARGE  (LOAD)  IMPOSED  ON  PURCHASES  (AS A PERCENTAGE OF
OFFERING  PRICE)     2.75%

     MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)     NONE1
     ANNUAL  FUND  OPERATING  EXPENSES2
     MANAGEMENT  FEES     0.70%

     DISTRIBUTION  AND  SERVICE  (12B-1)  FEES     0.00%
     OTHER  EXPENSES3     0.__%
     TOTAL  ANNUAL  FUND  OPERATING  EXPENSES     0.__%

     VIRGINIA  MUNICIPAL  FUND
     -------------------------
     SHAREHOLDER  FEES
     MAXIMUM  SALES  CHARGE  (LOAD)  IMPOSED  ON  PURCHASES  (AS A PERCENTAGE OF
OFFERING  PRICE)     2.75%

     MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)     NONE1
     ANNUAL  FUND  OPERATING  EXPENSES2
     MANAGEMENT  FEES     0.70%

     DISTRIBUTION  AND  SERVICE  (12B-1)  FEES     0.00%
     OTHER  EXPENSES3     0.__%
     TOTAL  ANNUAL  FUND  OPERATING  EXPENSES     0.__%

     PRO  FORMA
     ----------
     SHAREHOLDER  FEES
     MAXIMUM  SALES  CHARGE  (LOAD)  IMPOSED  ON  PURCHASES  (AS A PERCENTAGE OF
OFFERING  PRICE)     2.75%

     MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)     NONE1
     ANNUAL  FUND  OPERATING  EXPENSES2
     MANAGEMENT  FEES     0.70%

     DISTRIBUTION  AND  SERVICE  (12B-1)  FEES     0.00%
     OTHER  EXPENSES     0.__%
     TOTAL  ANNUAL  FUND  OPERATING  EXPENSES     0.__%

1 PURCHASES OF SHARES FOR ACCOUNTS WITH $1 MILLION OR MORE ARE NOT SUBJECT TO FRONT-END SALES CHARGES, BUT MAY BE SUBJECT TO A 1.0% CONTINGENT DEFERRED SALES CHARGE ON SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.
2 EXPENSES ARE BASED ON EACH FUND'S MOST RECENT FISCAL YEAR, UNLESS OTHERWISE INDICATED. MANAGEMENT FEES INCLUDE THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR.
3  EXPENSES  HAVE BEEN  RESTATED TO REFLECT EXPENSES EXPECTED TO BE INCURRED IN
1999.

EXAMPLE. THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

-     YOU  INVEST $10,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-     YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-     THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

FUND  (UNAUDITED)     1  YEAR     3  YEARS     5  YEARS     10  YEARS
-----------------

NATIONAL  MUNICIPAL  FUND     $__     $__     $__     $__

MARYLAND  MUNICIPAL  FUND     $__     $__     $__     $__

VIRGINIA  MUNICIPAL  FUND     $__     $__     $__     $__

PRO  FORMA     $__     $__     $__     $__

DISTRIBUTION AND SERVICE FEES. THE FUNDS HAVE ADOPTED A PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940 THAT ALLOWS EACH FUND TO PAY DISTRIBUTION FEES FOR THE SALE AND DISTRIBUTION OF ITS SHARES. THE DISTRIBUTION PLAN ALSO PAYS SERVICE FEES TO PERSON (SUCH AS YOUR FINANCIAL PROFESSIONAL) FOR SERVICES PROVIDED TO SHAREHOLDERS. BECAUSE THESE FEES ARE PAID OUT OF A FUND'S ASSETS ON AN ONGOING BASIS, OVER TIME, THESE FEES WILL INCREASE THE COSTS OF YOUR INVESTMENT AND MY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES.

THE MAXIMUM ANNUAL PERCENTAGE PAYABLE UNDER EACH FUND'S DISTRIBUTION PLAN TOTALS 0.25%, BASED ON AVERAGE DAILY NET ASSETS OF EACH FUND.

                              FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUNDS' FINANCIAL PERFORMANCE FOR THE PAST FIVE (5) YEARS. THE FUNDS' FISCAL YEAR IS DECEMBER 31. INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE, BY FUND. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN A FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS), AND DOES NOT REFLECT ANY APPLICABLE FRONT- OR BACK-END SALES CHARGE. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT, ALONG WITH A FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.



NATIONAL  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                      YEARS  ENDED
                        DECEMBER  31,  DECEMBER  31,   DECEMBER  31,
                              1999        1998                 1997
NET ASSET VALUE, BEGINNING   $10.82           $10.79          $10.56
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME         .43              .45             .50
NET  REALIZED  AND  UNREALIZED
            GAIN  (LOSS)       (.64)             .13             .23
TOTAL FROM INVESTMENT OPERATIONS
                               (.21)             .58             .73
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME   (.43)            (.46)          (.50)
     NET  REALIZED  GAINS      (.06)            (.09)              -
          TOTAL  DISTRIBUTIONS (.49)            (.55)          (.50)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                               (.70)             .03             .23
NET  ASSET  VALUE,  ENDING   $10.12           $10.82          $10.79

TOTAL  RETURN  *              (2.01%)           5.46%          7.11%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME   4.12%            4.17%          4.71%
     TOTAL  EXPENSES            .93%             .97%           .97%
     EXPENSES  BEFORE  OFFSETS  .93%             .97%           .97%
     NET  EXPENSES              .90%             .94%           .94%
PORTFOLIO  TURNOVER              38%              44%            29%
NET  ASSETS,  ENDING  (IN  THOUSANDS)
                            $58,093          $71,065         $48,933


                                              YEARS  ENDED
                                        DECEMBER 31,    DECEMBER 31,
                                           1996           1995
NET  ASSET  VALUE,  BEGINNING                 $10.62           $9.81
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                     .50             .51
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)    (.06)            .80
          TOTAL  FROM  INVESTMENT  OPERATIONS    .44            1.31
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                    (.50)          (.50)
     NET  REALIZED  GAINS                          -               -
          TOTAL  DISTRIBUTIONS                  (.50)          (.50)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE    (.06)            .81
NET  ASSET  VALUE,  ENDING                    $10.56          $10.62

TOTAL  RETURN  *                                4.32%         13.64%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    4.83%          4.97%
     TOTAL  EXPENSES                            1.04%           .96%
     EXPENSES  BEFORE  OFFSETS                  1.04%           .96%
     NET  EXPENSES                              1.01%           .94%
PORTFOLIO  TURNOVER                               23%            57%
NET  ASSETS,  ENDING  (IN  THOUSANDS)        $45,612         $40,146

MARYLAND  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                      YEARS  ENDED
                      DECEMBER  31,    DECEMBER  31,   DECEMBER  31,
                         1999             1998            1997
NET ASSET VALUE, BEGINNING    $5.21            $5.18           $5.03
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME    .21              .21             .23
NET REALIZED AND UNREALIZED
                  GAIN (LOSS)  (.30)             .04             .15
TOTAL FROM INVESTMENT OPERATIONS (.09)           .25             .38
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME   (.21)            (.22)          (.23)
TOTAL INCREASE (DECREASE)
        IN NET ASSET VALUE     (.30)             .03             .15
NET  ASSET  VALUE,  ENDING    $4.91            $5.21           $5.18

TOTAL  RETURN  *              (1.82%)           4.88%          7.68%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME   4.08%            4.13%          4.48%
     TOTAL  EXPENSES           1.03%             .97%           .99%
EXPENSES  BEFORE  OFFSETS      1.03%             .97%           .99%
     NET  EXPENSES              .98%             .93%           .92%
PORTFOLIO  TURNOVER               0%              24%            13%
NET ASSETS, ENDING (IN THOUSANDS)
                            $10,711          $12,165         $12,437


                                               YEARS  ENDED
                                       DECEMBER  31,   DECEMBER  31,
                                          1996            1995
NET  ASSET  VALUE,  BEGINNING                  $5.06           $4.67
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                     .23             .24
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)    (.04)            .39
          TOTAL  FROM  INVESTMENT  OPERATIONS    .19             .63
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                    (.22)          (.24)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE    (.03)            .39
NET  ASSET  VALUE,  ENDING                     $5.03           $5.06

TOTAL  RETURN  *                                3.96%         13.66%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    4.59%          4.87%
     TOTAL  EXPENSES                            1.04%           .94%
     EXPENSES  BEFORE  OFFSETS                  1.00%           .51%
     NET  EXPENSES                               .94%           .48%
PORTFOLIO  TURNOVER                                8%            11%
NET  ASSETS,  ENDING  (IN  THOUSANDS)        $12,023          $9,411

VIRGINIA  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                      YEARS  ENDED
                      DECEMBER  31,    DECEMBER  31,   DECEMBER  31,
                         1999             1998            1997
NET ASSET VALUE, BEGINNING    $5.25            $5.21           $5.10
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME    .20              .21             .22
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
                               (.29)             .04             .11
TOTAL FROM INVESTMENT OPERATIONS (.09)           .25             .33
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME   (.20)            (.21)          (.22)
TOTAL INCREASE (DECREASE)
           IN NET ASSET VALUE  (.29)             .04             .11
NET  ASSET  VALUE,  ENDING    $4.96            $5.25           $5.21

TOTAL  RETURN*                (1.84%)           4.88%          6.71%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME   3.85%            4.03%          4.38%
     TOTAL  EXPENSES           1.04%             .97%           .96%
EXPENSES  BEFORE  OFFSETS      1.04%             .97%           .96%
     NET  EXPENSES             1.00%             .93%           .88%
PORTFOLIO  TURNOVER              12%              36%             8%
NET ASSETS, ENDING (IN THOUSANDS)
                            $14,317          $14,439         $13,542



                                            YEARS  ENDED
                                       DECEMBER  31,   DECEMBER  31,
                                          1996            1995
NET  ASSET  VALUE,  BEGINNING                  $5.13           $4.74
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                     .22             .24
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)    (.03)            .39
          TOTAL  FROM  INVESTMENT  OPERATIONS    .19             .63
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                    (.22)          (.24)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE    (.03)            .39
NET  ASSET  VALUE,  ENDING                     $5.10           $5.13

TOTAL  RETURN*                                  3.82%         13.54%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    4.35%          4.86%
     TOTAL  EXPENSES                            1.03%           .92%
     EXPENSES  BEFORE  OFFSETS                  1.00%           .54%
     NET  EXPENSES                               .92%           .51%
PORTFOLIO  TURNOVER                                4%            11%
NET  ASSETS,  ENDING  (IN  THOUSANDS)         $12,618         $7,295


*  TOTAL RETURN DOES NOT REFLECT DEDUCTION OF FRONT-END SALES CHARGE.

COMPARATIVE PERFORMANCE INFORMATION. TOTAL RETURN FOR EACH FUND'S SHARES FOR THE PERIODS INDICATED ARE AS FOLLOWS:

TOTAL  RETURNS  WITH  MAXIMUM  SALES  CHARGE  (AVERAGE  ANNUAL  TOTAL  RETURNS)

PERIODS  ENDED
DECEMBER  31,  1999  (UNAUDITED)     ONE  YEAR     FIVE YEAR     SINCE INCEPTION
--------------------------------     ---------     ---------     ---------------
NATIONAL  MUNICIPAL  FUND     (4.74%)     _____%     4.75%  (9/30/92)
MARYLAND  MUNICIPAL  FUND     (4.57%)     _____%     3.77%  (9/30/93)
VIRGINIA  MUNICIPAL  FUND     (4.56%)     _____%     _3.81%  (9/30/93)

TOTAL  RETURNS  WITHOUT  MAXIMUM  SALES  CHARGE

PERIODS  ENDED
  DECEMBER 31, 1999 (UNAUDITED)     ONE YEAR     FIVE YEAR     SINCE INCEPTION
  -----------------------------     --------     ---------     ---------------
NATIONAL  MUNICIPAL  FUND     ____%     ____%     ____%  (9/30/92)
MARYLAND  MUNICIPAL  FUND     ____%     ____%     ____%  (9/30/93)
VIRGINIA  MUNICIPAL  FUND     ____%     ____%     ____%  (9/30/93)

THE TOTAL RETURN FIGURES SHOW ABOVE INCLUDE THE EFFECT OF THE MAXIMUM SALE CHARGE OF 2.5%, CHANGES IN SHARE PRICE, AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURN IS BASED ON HISTORICAL EARNINGS AND ASSETS VALUE FLUCTUATIONS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. NO ADJUSTMENTS ARE MADE TO REFLECT ANY INCOME TAXES PAYABLE BY SHAREHOLDERS.

                        COMPARISON OF INVESTMENT POLICIES

AS NOTED IN THE "SUMMARY" ABOVE, THE INVESTMENT OBJECTIVES OF THE FUNDS ARE SIMILAR. THE NATIONAL MUNICIPAL FUND AND THE STATE MUNICIPAL FUNDS "SEEK TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES" HOWEVER, THE NATIONAL MUNICIPAL FUND WILL NOT SEEK AND ITS DISTRIBUTIONS WILL NOT BE, EXEMPT FROM ANY STATE INCOME TAXES. THE FUNDS INVEST IN NO DIVERSIFIED PORTFOLIOS OF MUNICIPAL OBLIGATIONS. NONETHELESS, THERE ARE CERTAIN DIFFERENCES IN ADDITION TO THE DIFFERENCES IN STATE INCOME TAXATION.

THE NATIONAL MUNICIPAL FUND INVESTS AT LEAST 5% OF ITS TOTAL ASSETS IN MUNICIPAL OBLIGATIONS WITH INTEREST THAT, FOR MOST INVESTORS, IS EXEMPT FROM FEDERAL INCOME TAX. MUNICIPAL OBLIGATIONS IN WHICH THE NATIONAL MUNICIPAL FUND MAY INVEST INCLUDE, BUT ARE NOT LIMITED TO TAX-SUPPORTED DEBT (GENERAL OBLIGATION
BONDS OF STATE AND LOCAL ISSUERS), VARIOUS TYPES OF REVENUE DEBT (TRANSPORTATION, HOUSING, UTILITIES, HOSPITAL), SPECIAL TAX OBLIGATIONS, AND QUALIFIED PRIVATE ACTIVITY BONDS AND OTHER STATE AND LOCAL GOVERNMENT AUTHORITIES, MUNICIPAL LEASE AND CERTIFICATES OF PARTICIPATION IN SUCH INVESTMENTS.

THE STATE MUNICIPAL FUNDS INVEST IN STATE-SPECIFIC MUNICIPAL OBLIGATIONS WITH INTEREST THAT, FOR MOST INVESTORS, IS EXEMPT FROM FEDERAL AND THAT STATE'S INCOME TAX. BOTH STATE MUNICIPAL FUNDS INVEST AT LEAST 65% OF THEIR RESPECTIVE TOTAL ASSETS IN MUNICIPAL OBLIGATIONS WITH INTEREST THAT IS EXEMPT FROM FEDERAL AND THE RESPECTIVE STATE'S INCOME TAX, INCLUDING THOSE ISSUED BY OR ON BEHALF OF THE STATE FOR WHICH THE FUND IS NAMED AND ITS POLITICAL SUBDIVISIONS. BOTH STATE MUNICIPAL FUNDS ALSO ATTEMPT TO INVEST THEIR RESPECTIVE REMAINING 35% OF IT'S TOTAL ASSETS IN SUCH OBLIGATIONS, BUT MAY INVEST IT IN MUNICIPAL OBLIGATIONS OF OTHER STATES, TERRITORIES AND POSSESSIONS OF THE UNITED STATES, THE DISTRICT OF COLUMBIA AND THEIR RESPECTIVE AUTHORITIES, AGENCIES,
INSTRUMENTALITIES AND POLITICAL SUBDIVISIONS OR IN SHORT-TERM TAXABLE MONEY MARKET-TYPE INSTRUMENTS.

FOR LIQUIDITY PURPOSES OR PENDING THE INVESTMENT OF THE PROCEEDS OF THE SALE OF ITS SHARES, BOTH STATE MUNICIPAL FUNDS INVEST IN AND DERIVE UP TO 35% OF THEIR RESPECTIVE INCOME FROM TAXABLE SHORT-TERM MONEY MARKET TYPE INVESTMENTS WHEREAS THE NATIONAL MUNICIPAL FUND IS LIMITED IN MAKING SUCH TEMPORARY INVESTMENTS UP TO 20% OF ITS INCOME.

THERE IS RISK INHERENT IN INVESTING PRIMARILY IN THE OBLIGATIONS OF ANY ONE STATE, SINCE ECONOMIC AND POLITICAL CHANGES IN THE STATE MAY AFFECT THOSE OBLIGATIONS WHEREAS THE NATIONAL MUNICIPAL FUND, INVESTING IN VARIOUS STATES, DOES NOT EXPOSE ITSELF TO THE RISKS INHERENT IN INVESTING IN A SINGLE STATE.

THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS ARE IDENTICAL EXCEPT THAT THE NATIONAL MUNICIPAL FUND MAY NOT PURCHASE OR SELL PHYSICAL COMMODITIES EXCEPT THAT IT MAY ENTER INTO FUTURES CONTRACTS AND OPTIONS THEREON WHEREAS THE STATE MUNICIPAL FUNDS ARE NOT SO RESTRICTED. FURTHER, THE STATE MUNICIPAL FUNDS MAY NOT MAKE ANY LOANS WHEREAS THE NATIONAL MUNICIPAL FUND MAY MAKE LOANS THROUGH THE PURCHASE OF MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS OR BY THE PURCHASE OF BONDS, DEBENTURES OR OTHER DEBT SECURITIES. ACCORDINGLY, THE NATIONAL MUNICIPAL FUND MAY LEND ITS PORTFOLIO SECURITIES TO MEMBER FIRMS OF THE NEW YORK STOCK EXCHANGE AND COMMERCIAL BANKS WITH ASSETS OF ONE BILLION DOLLARS OR MORE, PROVIDED THE VALUE OF THE SECURITIES LOANED FROM THE FUND WILL NOT EXCEED ONE-THIRD OF THE FUND'S ASSETS. LOANS MUST BE SECURED CONTINUOUSLY IN THE FORM OF CASH OR CASH EQUIVALENTS SUCH AS U.S. TREASURY BILLS; THE AMOUNT OF THE COLLATERAL MUST ON A CURRENT BASIS EQUAL OR EXCEED THE MARKET VALUE OF THE LOANED SECURITIES, AND THE FUND MUST BE ABLE TO TERMINATE SUCH LOANS UPON NOTICE AT ANY TIME. THE ADVANTAGE OF SUCH LOANS IS THAT THE FUND CONTINUES TO RECEIVE THE EQUIVALENT OF THE INTEREST EARNED OR DIVIDENDS PAID BY THE ISSUERS ON THE LOANED SECURITIES WHILE AT THE SAME TIME EARNING INTEREST ON THE CASH OR
EQUIVALENT COLLATERAL WHICH MAY BE INVESTED IN ACCORDANCE WITH THE NATIONAL MUNICIPAL FUND'S INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS. THE NATIONAL MUNICIPAL FUND MAY ALSO PURCHASE DEBT SECURITIES SUBJECT TO REPURCHASE AGREEMENTS WHICH ARE ARRANGEMENTS UNDER WHICH THE FUND BUYS A SECURITY AND THE SELLER SIMULTANEOUSLY AGREES TO REPURCHASE THE SECURITY AT A SPECIFIED TIME AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND ENGAGES IN REPURCHASE AGREEMENTS IN ORDER TO EARN A HIGHER RATE OF RETURN THAN IT COULD EARN SIMPLY BY INVESTING IN THE OBLIGATION WHICH IS THE SUBJECT OF THE REPURCHASE AGREEMENT.

NONE OF THE FUNDS MAY INVEST 25% OR MORE OF ITS ASSETS IN ANY PARTICULAR INDUSTRY OR INDUSTRIES, HOWEVER, BOTH STATE MUNICIPAL FUNDS MAY INVEST MORE THAN 25% OF THEIR RESPECTIVE ASSETS IN OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES BUT WILL INVEST IN MORE THAN 20% OF THEIR RESPECTIVE NET ASSETS IN SUCH OBLIGATIONS ONLY DURING ABNORMAL MARKET CONDITIONS. FURTHER, BOTH STATE MUNICIPAL FUNDS MAY NOT INVEST 25% OR MORE OF THEIR RESPECTIVE ASSETS IN THE SECURITIES OF ANY ONE ISSUER.

THE NONFUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS ARE IDENTICAL EXCEPT THAT THE NATIONAL MUNICIPAL FUND MAY NOT: PURCHASE OR SELL A FUTURES CONTRACT OR AN OPTION THEREON IF IMMEDIATELY THEREAFTER, THE SUM OF THE AMOUNT OF INITIAL MARGIN DEPOSITS ON FUTURES AND PREMIUMS ON SUCH OPTIONS WOULD EXCEED 5% OF THE FUND'S NET ASSETS; INVEST IN PUTS OR CALLS ON A SECURITY, INCLUDING STRADDLES, SPREADS, OR ANY COMBINATION, IF THE VALUE OF THAT OPTION PREMIUM, WHEN
AGGREGATED WITH THE PREMIUMS ON ALL OTHER OPTIONS ON SECURITIES HELD BY THE FUND, EXCEEDS 5% OF THE FUND'S TOTAL ASSETS; OR PURCHASE SECURITIES ON MARGIN, EXCEPT THAT IT MAY MAKE MARGIN DEPOSITS IN CONNECTION WITH FUTURES CONTACTS OR OPTIONS ON FUTURES.

                           ABOUT CALVERT GROUP

CALVERT ASSET MANAGEMENT COMPANY, INC., 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814, IS THE FUNDS' INVESTMENT ADVISOR. THE ADVISOR PROVIDES
THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS, AND PAYS THE SALARIES AND FEES OF ALL DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN
MANAGING MUTUAL FUNDS SINCE 1976. IT IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, CALVERT HAD OVER $6.5 BILLION IN ASSETS UNDER MANAGEMENT.

THE ADVISOR USES A TEAM APPROACH TO ITS MANAGEMENT OF OF THE FUNDS. SINCE INCEPTION, INVESTMENT SELECTIONS FOR THE FUNDS HAVE BEEN MADE BY RENO J. MARTINI AND DANIEL K. HAYES. MR. MARTINI, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF THE ADVISOR, OVERSEES THE INVESTMENT MANAGEMENT OF ALL CALVERT FUNDS FOR THE ADVISOR. MR. MARTINI HAS OVER 15 YEARS OF EXPERIENCE IN EVALUATING AND PURCHASING MUNICIPAL SECURITIES AND HAS BEEN THE HEAD OF THE ADVISOR'S ASSET MANAGEMENT TEAM SINCE 1985.

ADVISORY FEES. THE AGGREGATE ANNUAL ADVISORY FEE PAID TO THE ADVISOR BY THE FUNDS FOR THE MOST RECENT FISCAL YEAR AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS WAS 0.60%.

                      INFORMATION ABOUT THE REORGANIZATION

PLAN OF REORGANIZATION. THE PROPOSED AGREEMENT AND PLAN OF REORGANIZATION (THE "AGREEMENT" OR "PLAN") PROVIDES THAT NATIONAL MUNICIPAL FUND WILL ACQUIRE ALL THE ASSETS AND SUBSTANTIALLY ALL OF THE LIABILITIES OF THE STATE MUNICIPAL FUNDS IN EXCHANGE FOR SHARES OF NATIONAL MUNICIPAL FUND ON THE CLOSING DATE (AS DEFINED IN SECTION 2(B) OF THE PLAN). A COPY OF THE PLAN IS ATTACHED AS EXHIBIT A TO THIS PROXY STATEMENT. DISCUSSION OF THE PLAN HEREIN IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE PLAN IN EXHIBIT A. THE NUMBER OF FULL AND FRACTIONAL NATIONAL MUNICIPAL FUND SHARES TO BE ISSUED TO SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS WILL EQUAL THE VALUE OF THE SHARES OF THE STATE MUNICIPAL FUNDS OUTSTANDING IMMEDIATELY PRIOR TO THE REORGANIZATION. PORTFOLIO SECURITIES OF THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND WILL BE VALUED IN ACCORDANCE WITH THE VALUATION PRACTICES OF NATIONAL MUNICIPAL FUND WHICH ARE DESCRIBED ON PAGE __ OF THE NATIONAL MUNICIPAL FUND PROSPECTUS AND ON PAGE __ OF ITS STATEMENT OF ADDITIONAL INFORMATION. AT THE TIME OF THE REORGANIZATION, NATIONAL MUNICIPAL FUND WILL ASSUME AND PAY ALL OF BOTH STATE MUNICIPAL FUNDS' THEN-CURRENT OBLIGATIONS AND LIABILITIES. THE REORGANIZATION WILL BE ACCOUNTED FOR BY THE METHOD OF ACCOUNTING FOR TAX-FREE REORGANIZATIONS OF INVESTMENT COMPANIES, SOMETIMES REFERRED TO AS THE "POOLING WITHOUT RESTATEMENT" METHOD.

AS SOON AS PRACTICABLE AFTER THE CLOSING DATE, THE STATE MUNICIPAL FUNDS WILL LIQUIDATE AND DISTRIBUTE PRO RATA TO THEIR SHAREHOLDERS OF RECORD AS OF THE CLOSE OF BUSINESS ON THE CLOSING DATE THE FULL AND FRACTIONAL SHARES OF NATIONAL MUNICIPAL FUND AT AN AGGREGATE NET ASSET VALUE EQUAL TO THE VALUE OF THE SHAREHOLDER'S INVESTMENT IN THE STATE MUNICIPAL FUNDS NEXT DETERMINED AFTER THE EFFECTIVE TIME OF THE TRANSACTION. THIS METHOD OF VALUATION IS ALSO CONSISTENT WITH INTERPRETATIONS OF RULE 22C-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 BY THE SECURITIES AND EXCHANGE COMMISSION'S DIVISION OF INVESTMENT MANAGEMENT. SUCH LIQUIDATION AND DISTRIBUTION WILL BE ACCOMPLISHED BY THE ESTABLISHMENT OF ACCOUNTS ON THE SHARE RECORDS OF NATIONAL MUNICIPAL FUND IN THE NAME OF SUCH STATE MUNICIPAL FUNDS' SHAREHOLDERS, EACH REPRESENTING THE RESPECTIVE PRO RATA NUMBER OF FULL AND FRACTIONAL SHARES OF NATIONAL MUNICIPAL FUND DUE THE SHAREHOLDER.

THE CONSUMMATION OF THE PLAN IS SUBJECT TO THE CONDITIONS SET FORTH THEREIN. THE PLAN MAY BE TERMINATED AND THE REORGANIZATION ABANDONED AS TO EITHER STATE MUNICIPAL FUND AT ANY TIME BEFORE OR AFTER APPROVAL BY EITHER STATE MUNICIPAL FUND'S SHAREHOLDERS, PRIOR TO THE CLOSING DATE BY MUTUAL CONSENT OF THE RESPECTIVE STATE MUNICIPAL FUND AND THE NATIONAL MUNICIPAL FUND, OR BY EITHER IF ANY CONDITION SET FORTH IN THE PLAN HAS NOT BEEN FULFILLED OR IS WAIVED BY THE PARTY ENTITLED TO ITS BENEFITS. IN ACCORDANCE WITH THE PLAN, BOTH STATE MUNICIPAL FUNDS AND THE NATIONAL MUNICIPAL FUND WILL BE RESPONSIBLE FOR PAYMENT OF THEIR PRO RATA EXPENSES INCURRED IN CONNECTION WITH THE REORGANIZATION.

DESCRIPTION OF NATIONAL MUNICIPAL FUND SHARES. FULL AND FRACTIONAL SHARES OF NATIONAL MUNICIPAL FUND WILL BE ISSUED TO EACH STATE MUNICIPAL FUND SHAREHOLDER IN ACCORDANCE WITH THE PROCEDURES UNDER THE PLAN AS DESCRIBED ABOVE. EACH SHARE WILL BE FULLY PAID AND NONASSESSABLE WHEN ISSUED AND TRANSFERABLE WITHOUT RESTRICTIONS AND WILL HAVE NO PREEMPTIVE OR CONVERSION RIGHTS.

FEDERAL INCOME TAX CONSEQUENCES. THE PLAN IS A TAX-FREE REORGANIZATION PURSUANT TO SECTION 368(A)(1)(C) OF THE CODE. THE PLAN IS CONDITIONED UPON THE ISSUANCE OF AN OPINION BY OUTSIDE COUNSEL TO THE FUNDS, TO THE EFFECT THAT, ON THE BASIS OF THE EXISTING PROVISIONS OF THE CODE, CURRENT ADMINISTRATIVE RULES AND COURT DECISIONS, FOR FEDERAL INCOME TAX PURPOSES: (1) NO GAIN OR LOSS WILL BE
RECOGNIZED BY THE STATE MUNICIPAL FUNDS OR NATIONAL MUNICIPAL FUND UPON THE TRANSFER OF THE STATE MUNICIPAL FUND'S ASSETS TO, AND THE ASSUMPTION OF SUBSTANTIALLY ALL OF ITS LIABILITIES BY, NATIONAL MUNICIPAL FUND IN EXCHANGE FOR NATIONAL MUNICIPAL FUND SHARES (SECTION 1032(A)); (2) NO GAIN OR LOSS WILL BE RECOGNIZED BY SHAREHOLDERS OF A STATE MUNICIPAL FUND UPON THE EXCHANGE OF THE STATE MUNICIPAL FUND'S SHARES FOR NATIONAL MUNICIPAL FUND SHARES (SECTION 361(A)); (3) THE BASIS AND HOLDING PERIOD IMMEDIATELY AFTER THE REORGANIZATION FOR NATIONAL MUNICIPAL FUND SHARES RECEIVED BY EACH STATE MUNICIPAL FUND'S SHAREHOLDERS PURSUANT TO THE REORGANIZATION WILL BE THE SAME AS THE BASIS AND HOLDING PERIOD OF THE STATE MUNICIPAL FUND'S SHARES HELD IMMEDIATELY PRIOR TO THE EXCHANGE (SECTION 354, 356); AND (4) THE BASIS AND HOLDING PERIOD IMMEDIATELY AFTER THE REORGANIZATION OF EACH STATE MUNICIPAL FUND'S ASSETS ACQUIRED BY NATIONAL MUNICIPAL FUND WILL BE THE SAME AS THE BASIS AND HOLDING PERIOD OF SUCH ASSETS OF EACH STATE MUNICIPAL FUND IMMEDIATELY PRIOR TO THE REORGANIZATION (SECTION 362(B), 1223(2)).

OPINIONS OF COUNSEL ARE NOT BINDING ON THE INTERNAL REVENUE SERVICE OR THE COURTS. IF THE REORGANIZATION IS CONSUMMATED BUT DOES NOT QUALIFY AS A TAX-FREE REORGANIZATION UNDER THE CODE, THE CONSEQUENCES DESCRIBED ABOVE WOULD NOT BE APPLICABLE. SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS SHOULD CONSULT THEIR TAX ADVISORS REGARDING THE EFFECT, IF ANY, OF THE PROPOSED REORGANIZATION IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES. SINCE THE FOREGOING DISCUSSION RELATES ONLY TO THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION, SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS, AGAIN, SHOULD ALSO CONSULT THEIR TAX ADVISORS AS TO
THE  STATE  AND  LOCAL  TAX  CONSEQUENCES,  IF  ANY,  OF  THE  REORGANIZATION.

EFFECT OF THE REORGANIZATION ON CAPITAL LOSS CARRYFORWARDS. THE FOLLOWING TABLE PROVIDES COMPARATIVE INFORMATION REGARDING REALIZED CAPITAL GAINS AND LOSSES AND NET UNREALIZED APPRECIATION OR DEPRECIATION OF PORTFOLIO SECURITIES AND THE CAPITAL LOSS CARRYFORWARDS OF NATIONAL MUNICIPAL FUND AND THE STATE MUNICIPAL
FUNDS  AS  OF  DECEMBER  31,  1999.

     NATIONAL  MUNICIPAL  FUND
     CAPITAL  LOSS  CARRYFORWARD     $607,240
     REALIZED  GAINS  (LOSSES)     ($______)
     NET  UNREALIZED  APPRECIATION     $_______

     MARYLAND  MUNICIPAL  FUND
     CAPITAL  LOSS  CARRYFORWARD     $135,440
     REALIZED  GAINS  (LOSSES)     ($______)
     NET  UNREALIZED  APPRECIATION     $_______

     VIRGINIA  MUNICIPAL  FUND
     CAPITAL  LOSS  CARRYFORWARD     $88,301
     REALIZED  GAINS  (LOSSES)     ($______)
     NET  UNREALIZED  APPRECIATION     $_______

IF THE REORGANIZATION DOES NOT OCCUR, THE RESPECTIVE STATE MUNICIPAL FUNDS' LOSS CARRYFORWARDS SHOULD BE AVAILABLE TO OFFSET ANY NET REALIZED CAPITAL GAINS OF THE RESPECTIVE STATE MUNICIPAL FUNDS THROUGH 2007. IT IS ANTICIPATED THAT NO DISTRIBUTIONS OF NET REALIZED CAPITAL GAINS WOULD BE MADE BY THE STATE MUNICIPAL FUNDS UNTIL THE CAPITAL LOSS CARRYFORWARDS EXPIRE OR ARE OFFSET BY NET REALIZED CAPITAL GAINS.

IF THE REORGANIZATION IS CONSUMMATED, NATIONAL MUNICIPAL FUND WILL BE CONSTRAINED IN THE EXTENT TO WHICH IT CAN USE THE CAPITAL LOSS CARRYFORWARDS OF BOTH STATE MUNICIPAL FUNDS BECAUSE OF LIMITATIONS IMPOSED BY THE CODE ON THE OCCURRENCE OF AN OWNERSHIP CHANGE. NATIONAL MUNICIPAL FUND SHOULD BE ABLE TO USE IN EACH YEAR A CAPITAL LOSS CARRYFORWARD IN AN AMOUNT EQUAL TO THE VALUE OF THE RESPECTIVE STATE MUNICIPAL FUND'S LOSS CARRYFORWARD ON THE DATE OF THE REORGANIZATION MULTIPLIED BY A LONG-TERM TAX-EXEMPT RATE CALCULATED BY THE INTERNAL REVENUE SERVICE. IF THE AMOUNT OF SUCH A LOSS IS NOT USED IN ONE YEAR, IT MAY BE ADDED TO THE AMOUNT AVAILABLE FOR USE IN THE NEXT YEAR. FOR 2000, THE AMOUNT OF CAPITAL LOSS CARRYFORWARD THAT MAY BE USED UNDER THE FORMULA WILL BE FURTHER REDUCED TO REFLECT THE NUMBER OF DAYS REMAINING IN THE YEAR FOLLOWING THE DATE OF THE REORGANIZATION, CURRENTLY ANTICIPATED TO CLOSE ON OR ABOUT
 APRIL __,  2000.

THE ADVISOR BELIEVES THAT THE ANTICIPATED BENEFITS OUTWEIGH THE UNCERTAIN POTENTIAL DETRIMENT RESULTING FROM THE PARTIAL LOSS OF CAPITAL LOSS CARRYFORWARDS, AND THE DIFFERING CONSEQUENCES OF FEDERAL AND VARIOUS OTHER INCOME TAXATION ON A DISTRIBUTION RECEIVED BY EACH SHAREHOLDER WHOSE TAX LIABILITIES (IF ANY) ARE DETERMINED BY THE NET EFFECT OF A MULTITUDE OF CONSIDERATIONS THAT ARE INDIVIDUAL TO THE SHAREHOLDER. STATE MUNICIPAL FUND SHAREHOLDERS WHO NEED INFORMATION AS TO STATE AND LOCAL TAX CONSEQUENCES, IF ANY, SHOULD CONSULT THEIR TAX ADVISORS.

CAPITALIZATION. THE FOLLOWING TABLE SHOWS THE CAPITALIZATION OF THE FUNDS AS OF MARCH 31, 2000, AND ON A PRO FORMA BASIS AS OF THE DATE OF THE PROPOSED ACQUISITION OF ASSETS AT NET ASSET VALUE:

              MARYLAND     VIRGINIA     NATIONAL     PRO  FORMA
NET  ASSET  VALUE  PER SHARE     $______     $______          $______          $
______
SHARES  OUTSTANDING     $______     $______          $______          $______

*THE PRO FORMA COMBINED NET ASSETS DOES NOT REFLECT ADJUSTMENTS WITH RESPECT TO DISTRIBUTIONS PRIOR TO THE REORGANIZATION. THE ACTUAL EXCHANGE RATIO WILL BE DETERMINED BASED ON THE RELATIVE NET ASSET VALUE PER SHARE ON THE ACQUISITION DATE.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

EACH OF THE FUNDS IS SERIES A OF THE SAME OPEN-END MANAGEMENT INVESTMENT COMPANY THAT IS ORGANIZED AS A MARYLAND CORPORATION, AND AS SUCH, SHARE COMMON ARTICLES OF INCORPORATION AND BYLAWS. AFTER THE MERGER, THE OPERATIONS OF THE NATIONAL MUNICIPAL FUND WILL CONTINUE TO BE GOVERNED BY THE ARTICLES OF INCORPORATION AND BYLAWS AS THEY NOW EXIST.

                           INFORMATION ABOUT THE FUNDS

INFORMATION ABOUT THE STATE MUNICIPAL FUNDS AND THE NATIONAL MUNICIPAL FUND IS INCLUDED IN SEPARATE PROSPECTUSES DATED APRIL 30, 1999. COPIES OF THE PROSPECTUSES ARE INCLUDED WITH THIS PROSPECTUS AND PROXY STATEMENT AND ARE
INCORPORATED BY REFERENCE INTO IT. ADDITIONAL INFORMATION ABOUT NATIONAL MUNICIPAL FUND AND THE STATE MUNICIPAL FUNDS IS INCLUDED IN A JOINT STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1999, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND PROXY STATEMENT. THE AUDITED JOINT ANNUAL REPORT TO SHAREHOLDERS OF EACH FUND IS ALSO INCORPORATED BY REFERENCE INTO THIS PROXY STATEMENT. COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION AND ANNUAL REPORT MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO THE FUNDS AT 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814 OR BY CALLING (800) 368-2748. THE FUNDS ARE SUBJECT TO THE INFORMATIONAL REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT"), AND IN ACCORDANCE THEREWITH, FILE PROXY MATERIAL, REPORTS AND OTHER INFORMATION WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE REPORTS MAY BE INSPECTED AND COPIED AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION AT 450 FIFTH STREET, N.W., WASHINGTON, D.C. 20549. COPIES OF THE MATERIAL MAY ALSO BE OBTAINED FROM THE OFFICE OF CONSUMER AFFAIRS AND INFORMATION SERVICES OF THE SECURITIES AND EXCHANGE COMMISSION AT PRESCRIBED RATES. IN ADDITION, THE
SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS REPORTS, OTHER INFORMATION AND PROXY STATEMENTS FILED BY CALVERT ON BEHALF OF THE FUNDS, WHICH FILE SUCH INFORMATION ELECTRONICALLY WITH SECURITIES AND EXCHANGE COMMISSION.

                                 OTHER BUSINESS

THE BOARD OF DIRECTORS OF THE STATE MUNICIPAL FUNDS DO NOT INTEND TO PRESENT ANY OTHER BUSINESS AT THE MEETING. IF, HOWEVER, ANY OTHER MATTERS ARE PROPERLY BROUGHT BEFORE THE MEETING, THE PERSONS NAMED IN THE ACCOMPANYING FORM OF PROXY WILL VOTE THEREON IN ACCORDANCE WITH THEIR JUDGMENT.

                               VOTING INFORMATION

PROXIES FROM THE SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS ARE BEING SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD IN THE TENTH FLOOR CONFERENCE ROOM OF CALVERT GROUP LTD., AIR RIGHTS NORTH TOWER, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND AT 9:00 A.M. ON [DAY], APRIL __, 2000, OR AT SUCH LATER TIME OR DATE MADE NECESSARY BY ADJOURNMENT. A
PROXY MAY BE REVOKED AT ANY TIME BEFORE THE MEETING OR DURING THE MEETING BY ORAL OR WRITTEN NOTICE TO WILLIAM M. TARTIKOFF, ESQ., SECRETARY, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814. UNLESS REVOKED, ALL VALID PROXIES WILL BE VOTED IN ACCORDANCE WITH THE SPECIFICATION THEREON OR, IN THE ABSENCE OF SPECIFICATION, FOR APPROVAL OF THE PLAN. ABSTENTIONS AND BROKER NON-VOTES WILL BE COUNTED AS SHARES PRESENT FOR PURPOSES OF DETERMINING WHETHER A QUORUM IS PRESENT BUT WILL NOT BE VOTED FOR OR AGAINST ANY ADJOURNMENT OR PROPOSAL. ACCORDINGLY, ABSTENTIONS AND BROKER NON-VOTES EFFECTIVELY WILL BE A VOTE AGAINST ADJOURNMENT OR AGAINST ANY PROPOSAL WHERE THE REQUIRED VOTE IS A PERCENTAGE OF THE SHARES PRESENT.

PROXIES ARE SOLICITED BY MAIL. ADDITIONAL SOLICITATIONS MAY BE MADE BY TELEPHONE, COMPUTER COMMUNICATIONS, FACSIMILE OR OTHER SUCH MEANS, OR BY PERSONAL CONTACT BY OFFICERS OR EMPLOYEES OF CALVERT GROUP AND ITS AFFILIATES OR BY PROXY SOLICITING FIRMS RETAINED FOR THIS PURPOSE. THE STATE MUNICIPAL FUNDS WILL BEAR SOLICITATION COSTS.

SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS OF RECORD AT THE CLOSE OF BUSINESS ON APRIL ___, 2000, ("RECORD DATE") ARE ENTITLED TO NOTICE OF AND TO VOTE AT THE SPECIAL MEETING OR ANY ADJOURNMENT THEREOF. SHAREHOLDERS ARE ENTITLED TO ONE VOTE FOR EACH SHARE HELD. AS OF MARCH 31, 2000, AS SHOWN ON THE BOOKS OF THE STATE MUNICIPAL FUNDS, THERE WERE ISSUED AND OUTSTANDING [_____] SHARES OF THE MARYLAND MUNICIPAL FUND AND [_____] SHARES OF THE VIRGINIA MUNICIPAL FUND. THE VOTES OF THE SHAREHOLDERS OF NATIONAL MUNICIPAL FUND ARE NOT BEING SOLICITED SINCE THEIR APPROVAL OR CONSENT IS NOT NECESSARY FOR THIS TRANSACTION. AS OF
MARCH 31, 2000, THE OFFICERS AND DIRECTORS OF THE RESPECTIVE STATE MUNICIPAL FUNDS AS A GROUP BENEFICIALLY OWNED LESS THAN 1% OF THE OUTSTANDING SHARES OF THE RESPECTIVE STATE MUNICIPAL FUNDS.

AS OF MARCH 31, 2000, THE FOLLOWING SHAREHOLDERS OWNED OF RECORD 5% OR MORE OF THE SHARES OF THE RESPECTIVE FUND:

FUND/NAME  AND  ADDRESS               %  OF  OWNERSHIP

[TO  BE  PROVIDED,  AS  APPLICABLE]

APPROVAL OF BOTH REORGANIZATIONS WILL BE DETERMINED SOLELY BY APPROVAL OF THE SHAREHOLDERS OF THE RESPECTIVE STATE MUNICIPAL FUND. IT WILL NOT BE NECESSARY FOR BOTH REORGANIZATIONS TO BE APPROVED FOR EITHER OF THEM TO TAKE PLACE.

                                   ADJOURNMENT

IN THE EVENT THAT SUFFICIENT VOTES IN FAVOR OF THE PROPOSALS SET FORTH IN THE NOTICE OF MEETING AND PROXY STATEMENT ARE NOT RECEIVED BY THE TIME SCHEDULED FOR THE MEETING, THE PERSONS NAMED AS PROXIES MAY MOVE ONE OR MORE ADJOURNMENTS OF THE MEETING TO PERMIT FURTHER SOLICITATION OF PROXIES WITH RESPECT TO ANY SUCH PROPOSALS. ANY SUCH ADJOURNMENT WILL REQUIRE THE AFFIRMATIVE VOTE OF A MAJORITY OF THE SHARES PRESENT AT THE MEETING. THE PERSONS NAMED AS PROXIES WILL VOTE IN FAVOR OF SUCH ADJOURNMENT THOSE SHARES THAT THEY ARE ENTITLED TO VOTE WHICH HAVE VOTED IN FAVOR OF SUCH PROPOSALS. THEY WILL VOTE AGAINST ANY SUCH ADJOURNMENT THOSE PROXIES THAT HAVE VOTED AGAINST ANY SUCH PROPOSALS.






BY  ORDER  OF  THE  BOARD  OF  DIRECTORS
WILLIAM  M.  TARTIKOFF,  ESQ.
SECRETARY


THE BOARD OF DIRECTORS OF CALVERT MUNICIPAL FUND, INC., INCLUDING THE INDEPENDENT DIRECTORS, RECOMMEND A VOTE FOR APPROVAL OF THE PLAN.

                           CALVERT MUNICIPAL FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 1999

                        ACQUISITION OF THE ASSETS OF THE
                  CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND
                  CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND
                   (SERIES OF THE CALVERT MUNICIPAL FUND, INC.)

                       4550 MONTGOMERY AVENUE, SUITE 1000N
                            BETHESDA, MARYLAND 20814

                        BY AND IN EXCHANGE FOR SHARES OF

                  CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
                 (A SERIES OF THE CALVERT MUNICIPAL FUND, INC.)
                       4550 MONTGOMERY AVENUE, SUITE 1000N
                            BETHESDA, MARYLAND 20814

     THIS STATEMENT OF ADDITIONAL INFORMATION, RELATING SPECIFICALLY TO THE PROPOSED TRANSFER OF ALL OR SUBSTANTIALLY ALL OF THE ASSETS OF THE CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND VIRGINIA MUNICIPAL INTERMEDIATE FUND IN EXCHANGE FOR SHARES OF THE CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND,
CONSISTS OF THIS COVER PAGE, THE PRO FORMA FINANCIAL INFORMATION, AND THE STATEMENT OF ADDITIONAL INFORMATION OF THE CALVERT MUNICIPAL INTERMEDIATE FUND, DATED APRIL 30, 1999, ATTACHED HERETO AND INCORPORATED BY REFERENCE.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. A PROSPECTUS/PROXY STATEMENT DATED APRIL 30, 1999, RELATING TO THE ABOVE-REFERENCED MATTER MAY BE OBTAINED FROM CALVERT GROUP, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO, AND SHOULD BE READ IN CONJUNCTION WITH, SUCH PROSPECTUS/PROXY STATEMENT.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS APRIL 30, 1999, REVISED MARCH 9, 2000.

PART  C.  OTHER  INFORMATION

ITEM  15.     INDEMNIFICATION

REGISTRANT'S BYLAWS, EXHIBIT 2 TO THIS REGISTRATION STATEMENT, PROVIDE, IN SUMMARY, THAT OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS SHALL BE INDEMNIFIED BY REGISTRANT AGAINST LIABILITIES AND EXPENSES INCURRED BY SUCH PERSONS IN CONNECTION WITH ACTIONS, SUITS, OR PROCEEDINGS ARISING OUT OF THEIR OFFICES OR DUTIES OF EMPLOYMENT, EXCEPT THAT NO INDEMNIFICATION CAN BE MADE TO SUCH A
PERSON IF HE HAS BEEN ADJUDGED LIABLE OF WILLFUL MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE, OR RECKLESS DISREGARD OF DUTIES. IN THE ABSENCE OF SUCH AN ADJUDICATION, THE DETERMINATION OF ELIGIBILITY FOR INDEMNIFICATION SHALL BE MADE BY INDEPENDENT COUNSEL IN A WRITTEN OPINION OR BY THE VOTE OF A MAJORITY OF A QUORUM OF DIRECTORS WHO ARE NEITHER "INTERESTED PERSONS" OF REGISTRANT, AS THAT TERM IS DEFINED IN SECTION 2(A)(19) OF THE INVESTMENT COMPANY ACT OF 1940, NOR PARTIES TO THE PROCEEDING.

REGISTRANT'S ARTICLES OF INCORPORATION ALSO PROVIDE THAT REGISTRANT MAY PURCHASE AND MAINTAIN LIABILITY INSURANCE ON BEHALF OF ANY OFFICER, TRUSTEE, EMPLOYEE OR AGENT AGAINST ANY LIABILITIES ARISING FROM SUCH STATUS. IN THIS REGARD, REGISTRANT MAINTAINS A DIRECTORS & OFFICERS (PARTNERS) LIABILITY INSURANCE POLICY WITH CHUBB GROUP OF INSURANCE COMPANIES, 15 MOUNTAIN VIEW ROAD, WARREN, NEW JERSEY 07061, PROVIDING REGISTRANT WITH $5 MILLION IN DIRECTORS AND OFFICERS LIABILITY COVERAGE, PLUS $5 MILLION IN EXCESS DIRECTORS AND OFFICERS LIABILITY COVERAGE FOR THE INDEPENDENT TRUSTEES/DIRECTORS ONLY. REGISTRANT ALSO MAINTAINS A $9 MILLION INVESTMENT COMPANY BLANKET BOND ISSUED BY ICI MUTUAL INSURANCE COMPANY, P.O. BOX 730, BURLINGTON, VERMONT, 05402.

ITEM  16.

1.     ARTICLES OF SUPPLEMENTARY OF CALVERT MUNICIPAL FUND, INC. FILED HEREWITH.

2. BY-LAWS INCORPORATED BY REFERENCE TO REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 2, APRIL 27, 1992 FILED HEREWITH.

3.     INAPPLICABLE.

4.     AGREEMENT  AND  PLAN  OF  REORGANIZATION  FILED  HEREWITH.

5. SPECIMEN STOCK CERTIFICATE FOR CALVERT CALIFORNIA MUNICIPAL INTERMEDIATE FUND, (INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 1, JULY 27, 1992).

6. INVESTMENT ADVISORY AGREEMENT INCORPORATED BY REFERENCE TO REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 2, APRIL 27, 1992 FILED HEREWITH.

7. UNDERWRITING AGREEMENT, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 15, FILED APRIL 30, 1998, ACCESSION NUMBER 0000882671-98-000012.

8.     DEFERRED  COMPENSATION  AGREEMENT  FILED  HEREWITH.

9.     CUSTODIAL  CONTRACT  FILED  HEREWITH.

10. PLAN OF DISTRIBUTION FOR CLASS A SHARES, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 13, APRIL 30, 1996 ACCESSION NUMBER 0000882671-98-000010; FOR CLASS B AND C SHARES, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 15, FILED APRIL 30, 1998, ACCESSION NUMBER 0000882671-98-000012.

11. OPINION AND CONSENT OF COUNSEL AS TO LEGALITY OF SHARES BEING REGISTERED FILED HEREWITH.

12.     OPINION  AND CONSENT OF COUNSEL ON TAX MATTERS TO BE FILED BY AMENDMENT.

13.     (A)   TRANSFER  AGENCY  CONTRACT  AND  SHAREHOLDER  SERVICING  CONTRACT,
INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 15, FILED APRIL 30, 1998, ACCESSION NUMBER 0000882671-98-000012.

(B) ADMINISTRATIVE SERVICES AGREEMENT (INCORPORATED BY REFERENCE TO REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 2, APRIL 27, 1992).

(C) MULTIPLE-CLASS PLAN PURSUANT TO INVESTMENT COMPANY ACT OF 1940 RULE 18F-3, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 15, FILED APRIL 30, 1998, ACCESSION NUMBER 0000882671-98-000012.

14.     CONSENT  OF  PRICEWATERHOUSECOOPERS  LLP  TO  BE  FILED  BY  AMENDMENT.

15.     INAPPLICABLE.

16.     COPIES  OF  POWER  OF  ATTORNEY  FORMS  FILED  HEREWITH.

17.     (A)   CURRENT  CALVERT  MARYLAND  MUNICIPAL  INTERMEDIATE  FUND, CALVERT
VIRGINIA MUNICIPAL INTERMEDIATE FUND AND CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND PROSPECTUS PROSPECTUS FILED HEREWITH.

(B) CURRENT CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND STATEMENT OF ADDITIONAL INFORMATION FILED HEREWITH.

ITEM  17.     UNDERTAKINGS

(1) THE UNDERSIGNED REGISTRANT AGREES THAT PRIOR TO ANY PUBLIC REOFFERING OF THE SECURITIES REGISTERED THROUGH THE USE OF A PROSPECTUS WHICH IS A PART OF THIS REGISTRATION STATEMENT BY ANY PERSON OR PARTY WHO IS DEEMED TO BE AN UNDERWRITER
WITHIN THE MEANING OF RULE 145(C) OF THE SECURITIES ACT, THE REOFFERING PROSPECTUS WILL CONTAIN THE INFORMATION CALLED FOR BY THE APPLICABLE REGISTRATION FORM FOR REOFFERINGS
BY PERSONS WHO MAY BE DEEMED UNDERWRITERS, IN ADDITION TO THE INFORMATION CALLED FOR BY THE OTHER ITEMS OF THE APPLICABLE FORM.

(2) THE UNDERSIGNED REGISTRANT AGREES THAT EVERY PROSPECTUS THAT IS FILED UNDER PARAGRAPH (1) ABOVE WILL BE FILED AS A PART OF AN AMENDMENT TO THE REGISTRATION STATEMENT AND WILL NOT BE USED UNTIL THE AMENDMENT IS EFFECTIVE, AND THAT, IN DETERMINING ANY LIABILITY UNDER THE 1933 ACT, EACH POST-EFFECTIVE AMENDMENT
SHALL BE DEEMED TO BE A NEW REGISTRATION STATEMENT FOR THE SECURITIES OFFERED THEREIN, AND THE OFFERING OF THE SECURITIES AT THAT TIME SHALL BE DEEMED TO BE THE INITIAL BONA FIDE OFFERING OF THEM.

                                   SIGNATURES

AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED ON BEHALF OF THE REGISTRANT IN THE CITY OF BETHESDA, AND THE STATE OF MARYLAND ON THE 10TH DAY OF MARCH, 2000.

                         CALVERT  MUNICIPAL  FUND,  INC.

     BY:  _________________________________
     BARBARA  KRUMSIEK,  PRESIDENT


AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN CAPACITIES AND ON THE DATES INDICATED.

SIGNATURE                    TITLE                         DATE


_________**_____________          DIRECTOR  AND PRESIDENT               03/10/00
BARBARA  KRUMSIEK.               (PRINCIPAL  EXECUTIVE  OFFICER)


_________**_____________          PRINCIPAL  ACCOUNTING               03/10/00
RONALD  M.  WOLFSHEIMER               OFFICER


__________**____________          DIRECTOR                         03/10/00
DAVID  R.  ROCHAT                    AND  SENIOR  VICE  PRESIDENT


__________**____________          DIRECTOR                         03/10/00
RICHARD  L.  BAIRD,  JR.


__________**____________          DIRECTOR                         03/10/00
FRANK  H.  BLATZ,  JR.,  ESQ.


__________**____________          DIRECTOR                         03/10/00
FREDERICK  T.  BORTS,  M.D.


__________**____________          DIRECTOR                         03/10/00
CHARLES  E.  DIEHL


__________**____________          DIRECTOR                         03/10/00
DOUGLAS  E.  FELDMAN,  M.D.


__________**____________          DIRECTOR                         03/10/00
PETER  W.  GAVIAN


__________**____________          DIRECTOR                         03/10/00
JOHN  G.  GUFFEY,  JR.


________________________          DIRECTOR                         03/10/00
M.  CHARITO  KRUVANT


__________**____________          DIRECTOR                         03/10/00
ARTHUR  JAMES  PUGH


__________**____________          DIRECTOR                         03/10/00
D.  WAYNE  SILBY


**BY  IVY  WAFFORD  DUKE,  PURSUANT  TO  POWER  OF  ATTORNEY  FORMS  ON  FILE.

                                  EXHIBIT INDEX


FORM  N-14  ITEM  NO.

EXHIBIT  -  4                         AGREEMENT  AND  PLAN  OF  REORGANIZATION

EXHIBIT  -  11                         FORM  OF  OPINION AND CONSENT OF  COUNSEL

EXHIBIT  -  16                         POWERS  OF  ATTORNEY

EXHIBIT  - 17     CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND, CALVERT VIRGINIA
MUNICIPAL INTERMEDIATE FUND AND NATIONAL MUNICIPAL INTERMEDIATE FUND PROSPECTUSES, STATEMENT OF ADDITIONAL INFORMATION AND FINANCIAL DATA SCHEDULES